General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and Administrative Expenses [Line Items]
General and Administrative Expense	$ 3,246	$ 2,478	$ 7,355
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	858	601	6,566
Professional fees	741	625	496
Salaries and benefits	747	588	145
Traveling and conference costs	65	30	46
Rent and office-maintenance fees	359	284	46
Investor relations and business development	457	337	0
Other	19	13	56
General and Administrative Expense	$ 3,246	$ 2,478	$ 7,355